Average Annual Total Returns - Retail - Vanguard Treasury Money Market Fund - Investor Shares	1 Year	5 Years	10 Years	Return After Taxes on Distributions 1 Year	Return After Taxes on Distributions 5 Years	Return After Taxes on Distributions 10 Years
Total	2.25%	1.04%	0.55%	1.63%	0.66%	0.33%